Other Long-Term Investments - Discounted Cash Flow Approach to Value Long Term Notes, T-Bill and First Tax Prepayment (Parenthetical) (Detail) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Oct. 20, 2009 Treasury Bill [Member]	Dec. 31, 2013 Discounted Cash Flow Approach [Member] Treasury Bill [Member]	Dec. 31, 2012 Discounted Cash Flow Approach [Member] Treasury Bill [Member]	Dec. 31, 2013 Discounted Cash Flow Approach [Member] Tax Prepayments [Member]	Dec. 31, 2012 Discounted Cash Flow Approach [Member] Tax Prepayments [Member]
Other Long Term Investments [Line Items]
Purchased Amount		$ 100,000,000	$ 100,000,000	$ 100,000,000	$ 150,000,000	$ 150,000,000
Discount Rate	10.40%		6.60%	4.40%	6.60%	4.40%
Term			9 months 18 days	1 year 9 months 18 days	1 year 4 months 24 days	3 months 18 days